2011 DEBT SETTLEMENT TRANSACTION - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended			12 Months Ended
	Sep. 30, 2011	Jul. 31, 2011	Sep. 30, 2012	Feb. 29, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Convertible promissory notes, proceed	$ 4,000,000	$ 700,000	$ 15,000	$ 2,600,000	$ 1,960,000
Convertible notes conversion to shares of common stock, conversion rate per share	$ 0.70	$ 0.60	$ 0.70			$ 0.60
Proceeds from notes payable						2,600,000	6,497,100
Additional Paid in Capital	1,620,955
Abhd Options [Member]
Convertible notes conversion to shares of common stock, conversion rate per share						$ 0.57
Common stock issued up on conversion of convertible promissory note, shares					1,320,454
New Notes [Member]
Common stock issued up on conversion of convertible promissory note, shares							1,723,255
New Investors [Member]
Proceeds from notes payable					747,100		975,000
Repayments of Convertible Debt							$ 604,100
Common stock issued up on conversion of convertible promissory note, shares							1,723,255
New Investors [Member] | Targeted Notes [Member]
Common stock issued up on conversion of convertible promissory note, shares							1,320,454